Impairments	6 Months Ended
Jun. 30, 2025
Impairments
Impairments

Note 4. Impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2025	2025	2024	2025	2024	2024
Expected credit losses, stage 1	-39	10	36	-29	84	116
Expected credit losses, stage 2	-12	7	14	-5	54	-24
Expected credit losses, stage 3	-14	16	-7	2	-422	-178
Established losses	-100	0	–	-100	-113	-404
Reserves applied to cover established credit losses	93	–	–	93	113	393
Recovered credit losses	1	0	3	1	3	4
Net credit losses	-71	33	46	-38	-281	-93

	June 30, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	235,616	31,178	5,862	272,656	283,931
Off-balance sheet exposures, before expected credit losses	46,908	15,821	4,488	67,217	66,315
Total, before expected credit losses	282,524	46,999	10,350	339,873	350,246
Loss allowance, loans	-76	-91	-254	-421	-523
Loss allowance, off-balance sheet exposures[1]	-4	0	0	-4	-3
Total loss allowance	-80	-91	-254	-425	-526
Provision ratio (in percent)	0.03	0.19	2.45	0.13	0.15

1	Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments and committed undisbursed loans, see Note 9.

The table above shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

Loss Allowance

	June 30, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-54	-86	-386	-526	-795
Increases due to origination and acquisition	-21	–	–	-21	-20
Net remeasurement of loss allowance	-15	2	-64	-77	60
Transfer to stage 1	-1	0	–	-1	3
Transfer to stage 2	1	-7	0	-6	-189
Transfer to stage 3	–	–	–	–	-95
Decreases due to derecognition	7	0	66	73	155
Decrease in allowance account due to write-offs	–	–	93	93	393
Exchange-rate differences[1]	3	0	37	40	-38
Closing balance	-80	-91	-254	-425	-526

1	Recognized under net results of financial transactions in Statement of Comprehensive Income.

Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The business cycle parameter follows a standard normal distribution where zero indicates a neutral economy as the economy has been on average, historically. The business cycle parameters for the base scenario are between -0.5 and 1.5 for the various probability of default (PD) segments. The base scenarios have been weighted at between 60 and 70 percent, the downturn scenarios have been weighted at between 20 and 30 percent, and the upturn scenarios have been weighted at between 0 and 20 percent between the different PD-segments.